Supplemental Disclosure to Consolidated Statements of Cash Flow (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure to Consolidated Statements of Cash Flows

The following are supplemental disclosures to the consolidated statements of cash flows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Supplemental disclosure of cash flow information:
Cash paid (received) during the period for:
Interest	$42,969	$18,811	$26,763
Income taxes	$43,005	$(10,521)	$(20,744)

Supplemental disclosures of noncash activities:
Increase in real estate inventory due to distribution of land from an
unconsolidated joint venture	$5,052	$—	$—
Distribution to Weyerhaeuser of excluded assets and liabilities	$126,687	$—	$—
Amounts owed to Weyerhaeuser related to the tax sharing agreement	$15,688	$—	$—
Noncash settlement of debt payable to Weyerhaeuser	$70,082	$—	$—
Amortization of senior note discount	$804	$—	$—
Effect of net consolidation and de-consolidation of variable interest entities:
Increase (decrease) in consolidated real estate inventory not owned	$6,343	$(7,411)	$39,057
Increase (decrease) in deposits on real estate under option or
contract and other assets	$780	$3,005	$(4,511)
Increase in debt held by variable interest entities	$—	$—	$7,293
(Increase) decrease in noncontrolling interests	$(7,123)	$4,406	$(41,839)

Merger:
Fair value of assets, excluding cash acquired	$724,995	$—	$—
Liabilities assumed	$276,347	$—	$—